Risks and Uncertainties - Schedule of Inventory Purchases from Suppliers (Details) - Five Largest Suppliers [Member]	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Garment Manufacturing Segment [Member]
Percentage of inventory purchase	98.70%	92.70%
Logistic Services Segment [Member]
Percentage of inventory purchase	49.90%	25.60%
Property Management and Subleasing [Member]
Percentage of inventory purchase	100.00%
Epidemic Prevention Supplies [Member]
Percentage of inventory purchase	90.80%